Changes in Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)	Changes in Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2020 and 2019:

	Accumulated Other Comprehensive Income (Loss)
	Years ended
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of the year	1,046	(12,216)

Other comprehensive income before reclassifications	7,525	12,865
Loss on cash flow hedges reclassified from accumulated other comprehensive income to earnings were as follows:
Cost of revenues	151	279
Sales and marketing	933	1,538
Research and development	1,460	2,620
General and administrative	441	744
Tax effect on unrealized gain on cash flow hedges	(2,786)	(4,784)
Other comprehensive income, net of tax	7,724	13,262
Balance, end of the year	8,770	1,046